LOSS PER SHARE - Basic and diluted earnings per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net (loss)/ income attributable to Baird Medical Investment Holdings Limited's shareholders	$ 35,405	$ (11,293,895)
Dividend to preferred shares	(101,500)	(101,500)
Net loss attributable to the Company's ordinary shareholders - basic	(66,095)	(11,395,395)
Net loss attributable to the Company's ordinary shareholders - diluted	$ (66,095)	$ (11,395,395)
Denominator:
Weighted average number of shares - basic (in shares)	31,330,271	26,402,382
Weighted average number of shares - diluted (in shares)	31,330,271	26,402,382
Net loss per share, basic (in dollars per share)	$ (0.002)	$ (0.43)
Net loss per share, diluted (in dollars per share)	$ (0.002)	$ (0.43)